Long-Term Investments	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
8	Long-term investments
Equity investments without readily determinable fair value
As of December 31, 2021, the carrying amount of the Company’s equity investments was RMB
141,926,
net of RMB
63,902
in
accumulated impairment.
As of December 31, 2022, the carrying amount of the Company’s equity investments was RMB
141,901
(US$
20,574
), net of RMB
18,600
(US$
2,697
) in accumulated impairment.
The Company recorded write-off of
nil
and RMB
53,200
(US$
7,713
) for its impaired long-term equity investments due to liquidation or dissolution for the years ended December 31, 2021 and 2022.
Impairment charges recognized on equity investments without readily determinable fair value was RMB
38,739
, RMB
25,370
and RMB
6,726
(US$
975
) for the years ended December 31, 2020, 2021 and 2022
.